UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Fund, LP

Address:  909 Third Floor
          29th Floor
          New York, NY 10022

13F File Number: 28-10573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Libra Associates, LLC
Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125

Signature, Place and Date of Signing:


/s/ Ranjan Tandon               New York, NY                   August 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

     28-10048                  Libra Advisors, LLC
         -----------------------     --------------------------

                                                   FORM 13F INFORMATION TABLE
                                                          June 30, 2004
COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
None                       None         None         None                  None           None      None          None

03784.0001 #505094